Average Annual Total Returns - Wireless Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
NASDAQ Composite Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.14%	13.35%	17.66%
Wireless Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	26.57%	17.23%	18.93%
Wireless Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.53%	15.32%	16.98%
Wireless Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.41%	13.04%	15.25%